Commitments and Contingencies - Schedule of Major Commitments with Local Financial Institutions (Details) - Dec. 31, 2025 ₩ in Thousands, ¥ in Thousands, $ in Thousands	KRW (₩)	USD ($)	JPY (¥)
Disclosure of detailed information about borrowings [line items]
Limit	₩ 3,687,081,000	$ 1,984,767	¥ 30,000,000,000
Used amount	1,417,117,000	1,984,767	30,000,000,000
Bank overdraft | Kookmin Bank and others
Disclosure of detailed information about borrowings [line items]
Limit	674,000,000
Used amount	0
Inter-Korean Cooperation Fund | Export-Import Bank of Korea
Disclosure of detailed information about borrowings [line items]
Limit	37,700,000
Used amount	493,000
Economic Cooperation Business Insurance | Export-Import Bank of Korea
Disclosure of detailed information about borrowings [line items]
Limit	3,240,000
Used amount	1,732,000
Collateralized loan on electronic accounts receivable-trade | Shinhan Bank and others
Disclosure of detailed information about borrowings [line items]
Limit	951,650,000
Used amount	484,878,000
Plus electronic notes payable | Industrial Bank of Korea and others
Disclosure of detailed information about borrowings [line items]
Limit	70,000,000
Used amount	5,998,000
Working capital loan | Korea Development Bank and others
Disclosure of detailed information about borrowings [line items]
Limit	1,211,491,000
Used amount	258,190,000
Working capital loan | Shinhan Bank
Disclosure of detailed information about borrowings [line items]
Limit | $		64,767
Used amount | $		64,767
Facility loans | Hana Bank and others
Disclosure of detailed information about borrowings [line items]
Limit	739,000
Used amount	₩ 665,826
Derivatives transaction limit | Shinhan Bank and others
Disclosure of detailed information about borrowings [line items]
Limit | ¥			30,000,000
Used amount | ¥			¥ 30,000,000
Derivatives transaction limit | Korea Development Bank and others
Disclosure of detailed information about borrowings [line items]
Limit | $		1,920,000,000
Used amount | $		$ 1,920,000,000